Summary of significant accounting policies - Effect of change in estimate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Gross profit	$ 132,465,356	$ 71,956,108	$ 67,936,916
Net income loss	$ 40,282,025	$ (263,353,561)	$ (417,307,378)
Basic	$ 0.38	$ (2.44)	$ (3.89)
Diluted	$ 0.38	$ (2.44)	$ (3.89)
Contracts Accounted for under Percentage of Completion [Member] | Certain Real Estate Development Projects [Member]
Summary of significant accounting policies
Gross profit	$ (104,800,000)	$ (55,300,000)	$ (265,300,000)
Net income loss	$ (78,600,000)	$ (41,500,000)	$ (199,000,000.0)
Basic	$ (0.74)	$ (0.38)	$ (1.85)
Diluted	$ (0.74)	$ (0.38)	$ (1.85)